Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue:
Product	$ 88,253	$ 52,265	$ 24,888
Subscription and services	73,299	31,051	8,770
Total revenue	161,552	83,316	33,658
Cost of revenue:
Product	28,912	14,467	5,690
Subscription and services	18,853	3,163	1,590
Total cost of revenue	47,765	17,630	7,280
Total gross profit	113,787	65,686	26,378
Operating expenses:
Research and development	66,036	16,522	7,275
Sales and marketing	167,466	67,562	30,389
General and administrative	52,503	15,221	4,428
Total operating expenses	286,005	99,305	42,092
Operating loss	(172,218)	(33,619)	(15,714)
Interest income	68	7	3
Interest expense	(525)	(537)	(194)
Other expense, net	(7,257)	(2,572)	(806)
Loss before income taxes	(179,932)	(36,721)	(16,711)
Provision for (benefit from) income taxes	(59,297)	(965)	71
Net loss attributable to common stockholders	$ (120,635)	$ (35,756)	$ (16,782)
Net loss per share attributable to common stockholders, basic and diluted	$ (2.66)	$ (3.28)	$ (1.99)
Weighted-average shares used to compute net loss per share attributable to common stockholders, basic and diluted	45,271	10,917	8,447